Exhibit 99.32

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000047578	xxxx	Securitized	1	1	1	1
6000047629	xxxx	Securitized	1	1	1	1	PROP 0005 Health and Safety Issue - No evidence water heater strapped to code.
													No pictures of water heater provided. - Cleared - Appraisal does not indicate that the water heater is a health and safety hazard.
6000059752	xxxx	Securitized	1	1	1	1
6000059753	xxxx	Securitized	1	1	1	1							CRED 0087 Tax Returns/Transcripts are Insufficient - xxxx 1040 to document rental income was obtained but not signed. No IRS tax transcripts provided in lieu of signed returns. - xxxx xxxx 1040 Transcripts provided.
6000059754	xxxx	Securitized	1	1	1	1	HUD 0011 Missing Evidence of sale of property owned - Missing evidence of sale of property owned - Missing documentation to verify the disposition of REO not included on the 1003 but reflected on the 2019 Sch E. - Finding cleared, xxxx in file confirms the sale of REO on xxxx and xxxx.

													CRED 0087 Tax Returns/Transcripts are Insufficient - Missing a clear copy of the xxxx 1040 for B2. Copy provided has a "blacked out" DO NOT MAIL stamp in the middle of each page obstructing the document xxxx - Recd clear copy of the xxxx 1040.
6000059756	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITIA on xx. - xx Recd copy of final CD xx.

HAZ 0005 Missing evidence of Hazard Insurance - xx Evidence of insurance received.

													HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing Purchase Contract addendum for xx sales price to match CD. - xx Recd addendum to the purchase agreement reflecting the final sales price of xx
6000059757	xxxx	Securitized	1	1	1	1	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing addendum to Purchase Contract showing sales price of xx - xxRecd executed copy of the addendum to the purchase agreement reflecting the final sales price of $xx.

													CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITIA on xx. - xx Recd copy of the final executed CD for 1xx
6000059758	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers mid FICO is xx.; Verified employment history;
6000059761	xxxx	Securitized	2	2	1	1	Verified reserves - Borrower has 89 mths/xxxx in verified reserves.; Low LTV/CLTV/HCLTV - LTV/CLTV is 59.03%.;	APRV 0010 Underwriting Loan Approval is Deficient - Missing lenders final 1008 and UW Summary. - EV2 Non-Material, AUS reflects the final approved DTI.

CRED 0086 Undisclosed or Excluded Debt - Missing acceptable evidence that the following obligations were paid out of company funds (such as 12 months of bank statements / canceled company checks) for the following accounts: xxxx pmt xxxx, xxxx pmt xxxx, xxxx pmt xxxx, xxxx pmt xxxx , xxxx pmt xxxx, xxxx pmt xxxx, xxxx pmt xxxx, xxxx pmt xxxx. DTI with the Debt included is 41.52% which creates a variance > 3 % from the AUS approved DTI of 28.46%., Compensating Factors: - EV2 - DTI is less than 45% with debts included with a low LTV and verified reserves.Verified reserves	HUD 0011 Missing Evidence of sale of property owned - Missing documentation to verify the disposition of xxxx. Property was not included on the 1003 but is reflected on the xxxx 1040 Sch E. - Fraud Report confirms sale of REO on xxxx.

													CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of self-employment for the following business entities: xxxx / xxxx, xxxx. - Recd SOS searches for xxxx / xxxx, xxxx
6000059762	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has xx mths verified reserves.; Verified employment history - 3+ yes verified with current employer.;	CRED 0091 Missing Tax Transcript(s)

CRED 0021 Missing Verification of Rental - Missing verification of present housing expenses as required for xx transaction to verify total DTI.  Per borrower LOE pg xx xxxx owns the home xx is living in and the borrower xx the mortgage with xx 50/50.  No lease agreement is available.   - xx Recd from lender: AUS was updated removing  voluntary rent payment as the borrower is not xx on the Mortgage. Treated as if mortgage was in the name of a NPS. Updated DTI 31%

QMATR 0014 AUS is invalid - conditions were not met - Review DTI of 52.33% exceeds the allowable tolerance per the LP Doc Matrix of 3%/ 45%.  Lender approved DTI pf 38% included rental income from the subject property to qualify which is not allowed (See Section xx Maximum eligible amount of net rental income)  - xx Recd from lender: AUS was updated removing rental income for the subject.  Voluntary rent payment was also removed.  Updated DTI 31%

													CRED 0084 Income Calculation Discrepancy - Per the 1008 the lender used rental income from the subject property to qualify. Per the FHLMC selling guide: The Borrower must currently own a Primary Residence to use rental income to qualify when purchasing a new rental property in the current calendar year. DTI excluding rental income from the subject is 52.33% (See Section xx Maximum eligible amount of net rental income) - xx Recd from lender: AUS was updated removing voluntary rent payment as the borrower is not obligated on the Mortgage. Treated as if mortgage was in the name of a xx. Rental income from the subject property was also removed. Updated DTI 31%
6000059763	xxxx	Securitized	2	1	2	1					HUD 0027 Missing evidence of the Seller HUD1 - Missing executed seller CD. - EV2 Non-Material, no assignee liability.		CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of the Final CD / Note for newly acquired property to verify final loan amount, PITIA, and funds required to close, Final Loan Amount of xxxx and PITIA of xxxx used per the LE provided. - Final CD / Note dated xxxx received. Final Loan amount xxxx, PITIA xxxx, CTC xxxx.
6000059764	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Low DTI;
6000059765	xxxx	Securitized	1	1	1	1				Verified employment history; Income verified was not used in qualifying;
6000059767	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV;	CRED 0093 Credit Documentation is Insufficient - Missing a Credit Supplement OR copies of the Final CD/Settlement Statements for the following REO to verify the Payoff of the previous mortgages to xxxx, xx - 03/09/21 Recd copies of the Settlement Statements for xx xx

CRED 0096 Missing proof of PITI payment on non-subject property - 1) Missing copy of the Note and Final CD for xx.  Loan balance and PITIA taken from the final 1003 as there was no documentation for this property located for review. (This appears to be for a simultaneous Guaranteed Rate Transaction).

2) Missing copies of the Note and Final CD for the refinance oxx to verify the payoffs of Bxx HELOC.  Review used loan amount of $xx and PITIA of $xx per the the final 1003. (This appears to be for a xx Guaranteed Rate Transaction). - 03/04/21 1) Recd copy of the final CD for Final CD for xx xx confirming final loan amount of $xx and PITIA of $xx.

													2) Recd copy of the final CD for xx confirming final loan amount of $xx, and PITIA of $xx. Payoffs to xx
6000059768	xxxx	Securitized	1	1	1	1
6000059769	xxxx	Securitized	1	1	1	1	Verified credit history;	APPR 0002 Appraisal is Incomplete - Missing the 1007/operating income statement. Per the 1008 rental income was used to qualify. DTI excluding rental income for the subject is 52.03%. - xx Recd copy of appraisal with 1007 included.

													APRV 0010 Underwriting Loan Approval is Deficient - Missing the FNMA/FHLMC UCD Findings. - xx UCD Findings dated xx provided.
6000059770	xxxx	Securitized	1	1	1	1				Low DTI; Verified reserves;
6000059771	xxxx	Securitized	1	1	1	1
6000059772	xxxx	Securitized	1	1	1	1
6000059773	xxxx	Securitized	1	1	1	1
6000059774	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has xx in verified reserves.;
6000059775	xxxx	Securitized	2	2	1	1				Verified credit history - Borrower has a mid FICO of 782.; Verified reserves - Borrower has xxxx in verified reserves with a minimum reserves requirement of xxxx per the AUS. (Calculated reserves of xxxx took the estimated CTC of xxxx from the pending purchase transaction into consideration) ;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of final Note / Settlement Statement for xxxx to verify final PITIA and funds required to close. Review used estimated figures from the 1003 provided for PITIA and estimated funds required to close., Compensating Factors: - EV2 Lender used the best information available to the time of origination.Verified reserves
6000059777	xxxx	Securitized	1	1	1	1				Low DTI; Verified reserves - Borrower has $xx in verified reserves.;
6000059778	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing documentation to evidence that the borrower xx has access to the income distributions from the xx" and xx xx documents not provided. Borrower is not listed as the xx of the xx xxincome provided. - xx Recd letter from xx that the borrower has full access to the to the xx ending in xx held by xx xx.

CRED 0083 Asset Documentation is Insufficient - xx
 - xx1) Recd copy of the xxstatement for xx  Finding #1 Cleared.

2) Finding waived as borrower is xx applicant on account and has xx

													0xx Recd letter from xx that the xx has xx access to the to the xx
6000059779	xxxx	Securitized	1	1	1	1	Verified credit history; Low DTI;	CRED 0082 Income Documentation is Insufficient - 1) Missing a complete copy of the xx for xx. Multiple pages have the xx side of the documents xx including the page with the xx *xx Finding partially cleared.

2) Missing YTD P&L for XXXX  (Only the Monthly Maryland Sales and Use Tax Return for 06/20-08/20 were provided for review which does not reflect total YTD earnings and/or loss). - 0xx  Finding #1 cleared.;

xx.

													CRED 0093 Credit Documentation is Insufficient - Missing a copy of the final CD / Settlement statement from the xx of xx xx xx to verify the funds that were required to close. - xx Exception set in error. Date of Note is from xx and can be matched to xx. No recent xx.
6000059781	xxxx	Securitized	1	1	1	1				Verified credit history; Verified housing payment history - Borrower has xx mths mortgage history verified 0x30.;
6000059782	xxxx	Securitized	1	1	1	1
6000059890	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Low DTI;			QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid due to DTI variance >3%. Approved DTI 22%, Review DTI 27.92%. Variance is due to review excluding xx income as per thxx the income source xx $xxincome is fluctuating xx income and it is xx, the income must be calculated in accordance with xx) and the Seller must not include the previous xx of income in the calculation. - xx Recd updated LP findings which excluded the xx income. Revised approved DTI 25%. Variance is now w/in in the acceptable 3% tolerance.
6000059891	xxxx	Securitized	1	1	1	1
6000059892	xxxx	Securitized	1	1	1	1				Verified credit history;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for B2 dated w/in xx days of the Note date of xx). - xx VVOE for xx dated 0xx received.
6000059893	xxxx	Securitized	2	2	2	1	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing 2018 K-1s (for Direct xxxx and xxxx. (2019 K1s in file verify less than 25% ownership. Review used 2018 1040 Sch E to verify amounts).
 - EV2 Non Material as the most recent K1s were obtained and the amounts were verified per the 2018 1040 Sch E.  Additionally borrower was qualified on non self-employment income.

											HUD 0027 Missing evidence of the Seller HUD1 - Seller CD is missing from loan file. - EV2 Non-Material, no asignee liability.
6000059894	xxxx	Securitized	1	1	1	1
6000059895	xxxx	Securitized	1	1	1	1	Verified reserves - xxverified liquid reserves plus $xx non-liquid reserves ; Established credit history - 744 mid credit score; xx year credit depth includes xx;	QMATR 0014 AUS is invalid - conditions were not met - Proceeds were used to pay off xx one is axx. xx; xx, this xx
Per xx, documentation is required to evidence any existing lien that is being paid off must have been used in entirety to acquire subject propertyxx evidencing thexx, these types of loans would be xx.  AUS should be resubmitted as a xx - xx Recd documentation confirming that the xx and xx  lien paid at closing were from the original xx xx on xx

6000059896	xxxx	Securitized	1	1	1	1				Verified reserves - $xx verified liquid reserves ; Verified employment history - Employer confirmed Borrower has been on current job for xx years; Established credit history - 782 mid credit score; xx year credit depth, excellent payment history includes xx;
6000059897	xxxx	Securitized	2	1	2	1					HUD 0027 Missing evidence of the Seller HUD1 - Missing evidence of the Seller HUD1. - EV2 Non-Material, no asignee liability.
6000059898	xxxx	Securitized	1	1	1	1
6000059901	xxxx	Securitized	1	1	1	1	QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid- the Borrower must currently own a Primary Residence to use rental income to qualify when purchasing a new rental property in the current calendar year. The borrower currently rents and therefore, the subject rental income cannot be used to offset the PITI. This has caused the DTI to be outside acceptable tolerances. - XX/XX/XX Recd copy of updated AUS findings which excluded the rental income from the subject property. Final approved DTI 36%.

6000059902	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV;	CRED 0084 Income Calculation Discrepancy - Unable to validate xx to evidence that these obligations roll over regularly and/or xx was documented in the loan file.) Per the xx-When the lender determines current year net business income has been impacted by the COVID-19 pandemic and the income is xx than the historical income calculated using Form xx the lender must use xx level of income calculated using Form xx to qualify the borrower.
 - xx Recd letter from lending institution confirming xx of credit have historically been xx  on an xx basis since xx.  This review has recalculated excluding the xx

QMATR 0014 AUS is invalid - conditions were not met - Review DTI exceeds the allowable 3% tolerance. Approved DTI 24.06%, Review DTI 128.98%.  Variance is due to review utilizing the xxs to calculate income which included xx as there no documentation to evidence that these obligations roll over regularly and/or xx xin the loan file. - xx Recd letter from lending institution confirming that commercial lines of credit have historically xx.  This review has recalculated excluding the Mortgage or Notes payable in less than xx.  xx.

6000059904	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing signed XXXX 1040s or XXXX Tax transcripts. Returns in file were not executed by the borrower. - XXXX Cleared per the FNMA Selling Guide updated XXXX a completed IRS Form 4506?C (signed by the borrower) for the year in question may be accepted. Signed 4506-C in file pg XXXX for XXXX.

6000059905	xxxx	Securitized	1	1	1	1
6000059906	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has xx mths of verified reserves. ; Low DTI;	CRED 0093 Credit Documentation is Insufficient - Missing documentation to verify xx ending in xx with a Mortgage Amount of $xx and PITIA of xx used to qualify. - xx Copy of final CD verifying final loan amount, PITIA, and funds to close received.

6000059907	xxxx	Securitized	1	1	1	1
6000059908	xxxx	Securitized	1	1	1	1
6000059909	xxxx	Securitized	1	1	1	1
6000059910	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Back-end Ratio exception (DTI) - missing comparable rent schedule for subject property. - XXXX REcd updated 1008 and LP findings which excluded the subject rental and reflecting revised DTI of 46%.

FRAUD 0001 Fraud report alerts have not been addressed - Fraud findings have not been satisfactorily addresses (pg XXXX). - XXXX Recd documentation that sufficiently addressed all alerts.

CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for XXXX dated w/in 10 days of the Note date of XXXX (Employer XXXX) - XX/XX/XX VVOE received.

6000059911	xxxx	Securitized	1	1	1	1	Low DTI; Net tangible benefit - Subject mortgage interest rate xx from xx% to xx%;	CRED 0087 Tax Returns/Transcripts are Insufficient - Tax Returns/Transcripts are Insufficient - Missing xx Tax Returns to document rental income history for the subject property used to qualify. Rental income calculator page xx indicates returns were provided to the lender. DTI excluding the rental for the subject is 40.46% (Property was placed into service in xx.) - xx 1040 received.

COMP 0006 Missing Initial Disclosure(s) - Missing signed Taxpayer Consent form for xx - xx Recd disclosure.

CRED 0086 Undisclosed or Excluded Debt - Undisclosed or Excluded Debt- Per LP the following debt(s) was submitted as paid off and/or excluded and therefore omitted from the debt-to-income (DTI) ratio: xx Missing documentation to support the exclusion of these debts. - xx Final executed CD to confirming liabilities were paid off received.

DEED 0037 All title holders did not execute the Mortgage/DOT - All title holders did not execute the Mortgage/DOT, xx did not execute the Mortgage/DOT. - xx Excecption set in error.  All title holders did execute the Mortgage/DOT.  Co-Signer is not taking title.

6000059912	xxxx	Securitized	1	1	1	1
6000059913	xxxx	Securitized	1	1	1	1				Verified ownership of subject property - The borrower has xx the subject property for xx years.; Low LTV/CLTV/HCLTV;
6000059914	xxxx	Securitized	1	1	1	1							CRED 0091 Missing Tax Transcript(s)
6000059915	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified credit history;			QMATR 0014 AUS is invalid - conditions were not met - xx income type submitted to xx is xx; xx income considered with xx < xx%. - xx Recd updated LP findings.
6000059916	xxxx	Securitized	1	1	1	1
6000059920	xxxx	Securitized	2	2	1	1	Low DTI - DTI is 16.38%.; Verified credit history - Borrower mid FICO is 773.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 reflects the borrowers employer as xxxx however, all income paid by xxxx is via 1099 to xxxx, xxxx. should be listed as the employer/employment source., Compensating Factors: - EV2 Non -Material.Low DTI	QMATR 0014 AUS is invalid - conditions were not met - Review DTI variances exceeds the allowable 3% tolerance, DU to be resubmitted. Approved DTI 8.97%, Review DTI 16.38%. Variance is due to income calculation for B1. Due to declining income > 30% review utilized YTD P&L only (xxxx). Net Income xxxx - Meals/Ent xxxx = xxxx/12= xxxx (Lender used xxxx) - updated DU findings dated xxxx received. Final approved DTI 16.31%.

6000059921	xxxx	Securitized	1	1	1	1				Verified housing payment history - Credit report reflects XXXX years mortgage payment history;			COND 0002 Condo Documentation is Insufficient - Missing condo questionnaire to complete FHLMC Streamlined review - XXXX Questionnaire received.
6000059922	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified employment history - B2 has xx+ yrs verified with current employer.;			APP 0001 Missing Final 1003 Application - Missing copy of the final executed xx. - xx Copy of the final executed xx received.
6000059923	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing signed XXXX 1040 and 1120-S OR Transcripts. - XXXX Cleared per the FNMA Selling Guide updated XXXX a completed IRS Form 4506?C (signed by the borrower) for the year in question may be accepted. Signed 4506-T in file pg XXXX,XXXX,XXXX for XXXX/XXXX/XXXX .

CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for XXXX, XXXX dated within 10 days of the note date XXXX, VVOE in file is dated XXXX. - XXXX VVOE Received.

6000059924	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV;
6000059925	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have XXXX months reserves; Low DTI - DTI is below 30%;	HUD 0011 Missing Evidence of sale of property owned - Missing final settlement statement from the sale of XXXX including the payoff of XXXX $XXXX (stmt pXXXX). The file contains the purchase agreement but not evidence that sale of the property has closed (PA pXXXX) - XXXX Recd copy of the final settlement statement.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing final CD/settlement statement from the purchase of XXXX.  The file contains a Commitment Letter for the mortgage (pXXXX) and an insurance quote (pXXXX), missing final terms for the mortgage, property taxes, insurance premium, and condo dues. - XXXX Recd copy of final CD and settlement statement which verifies the final loan amount and PITIA.

6000059926	xxxx	Securitized	1	1	1	1
6000059927	xxxx	Securitized	1	1	1	1
6000059928	xxxx	Securitized	1	1	1	1				Low DTI; Low LTV/CLTV/HCLTV;
6000059930	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has xx months reserves above what was required by AUS.; Verified housing payment history - The borrower has xx years housing payment history on the credit report.;
6000059931	xxxx	Securitized	1	1	1	1				Low DTI; Low LTV/CLTV/HCLTV;
6000059932	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have XXXX months reserves above what was required by AUS.; Low LTV/CLTV/HCLTV - LTV is 42.74%;	DEED 0021 Missing Legal Description on Mortgage/DOT - Page XXXX of the Mortgage/DOT notes the legal description is attached as Exhibit A (pXXXX). Exhibit A of the Mortgage/DOT is blank (pXXXX) - XXXX Complete copy of the Mortgage/DOT received.

COND 0002 Condo Documentation is Insufficient - Missing Condo Questionnaire to complete Limited Review of the condo project. - XXXX Condo questionnaire received.

APPR 0046 Missing Third Party Appraisal Review - Review pending receipt of 2055 Exterior Appraisal (XXXX Ordered). - XXXX Desk review supporting value of $XXXX received.

COLL 0001 APN Number is not listed on Security Instrument - APN number is not listed on the Deed of Trust or the Schedule A, Mortgage/DOT is also missing the legal description (see DEED XXXX) - XXXX Complete copy of the Mortgage/DOT received.

6000059933	xxxx	Securitized	2	1	2	1				Verified reserves - Borrowers have 161.57 months reserves; Verified credit history - Borrowers have 20 years credit history with no late payments.;	HUD 0027 Missing evidence of the Seller HUD1 - Missing evidence of the Seller HUD1 - EV2 Non-Material, no asignee liability.
6000059934	xxxx	Securitized	1	1	1	1							FRAUD 0001 Fraud report alerts have not been addressed - Fraud findings have not been satisfactorily addressed (pg XXXX). - XXXX Recd updated fraud report with all alerts addressed.
6000059935	xxxx	Securitized	1	1	1	1							FRAUD 0001 Fraud report alerts have not been addressed - Fraud findings have not been satisfactorily addressed (pg XXXX) - XXXX Recd updated XXXX.
6000059936	xxxx	Securitized	1	1	1	1
6000059937	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Net tangible benefit - Subject xx xx more than xx%;
6000059938	xxxx	Securitized	2	2	1	1				Verified employment history - WVOE verifies 24 years with current employer.; Low DTI - DTI is less than 11%.;	CRED 0082 Income Documentation is Insufficient - Missing verification of YTD distributions, xxxx. - EV2 borrower is an xxxx with 24 yrs verified with current employer. K1s reflect upwards income trend. 24 mth average utilized to be conservative.		FRAUD 0001 Fraud report alerts have not been addressed - High risk fraud findings for NMLS have not been addressed xxxx - Recd copy of updated Fraud findings with the High/Medium alerts cleared.
6000059939	xxxx	Securitized	1	1	1	1	FRAUD 0001 Fraud report alerts have not been addressed - Fraud findings have not been satisfactorily addressed (pg XXXX) - XXXX Exception set in error, documentation in the loan file sufficiently addressed all alerts.

QMATR 0012 Missing leases for rental properties on Schedule E - Leases for subject property are not signed (pg XXXX). Additionally, lease for XXXX unit expired prior to closing (pg XXXX). - XXXX Recd copy of executed lease for XXXX and lease for XXXX dated XXXX.  Per #XXXX lease for XXXX will auto renew.

6000059940	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers have xx months liquid reserves above what was required by DU; Verified credit history - Credit history dates back xx years with xx payments.;
6000059941	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers have x months reserves; Low DTI;
6000059942	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has xx months liquid reserves; Verified credit history - Borrowers have xx years credit history with xx late payments;			AUS 0002 Missing Final UCD Findings
6000059943	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV is 60.15%; Low DTI - DTI is below 30%;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the terms for the new refinance on the borrower's primary residence. Reviewer used the terms of the existing BOA loan (stmt pXXXX) - XXXX Recd copy of final executed CD from the refinance of the borrowers primary residence.

6000059944	xxxx	Securitized	1	1	1	1	Low DTI - DTI is 17.64%.;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing singed XXXX 1040s or Transcripts as required by agency guidelines. - XXXX Cleared per the FNMA Selling Guide updated XXXX a completed IRS Form 4506?C (signed by the borrower) for the year in question may be accepted. Signed 4506-T in file pg XXXX for XXXX/XXXX/XXXX.

6000059945	xxxx	Securitized	1	1	1	1							APP 0001 Missing Final 1003 Application - Missing Final xx. Application screens completed using Initial 1003 on xx - xx Final executed 1003 received.
6000059946	xxxx	Securitized	1	1	1	1	QMATR 0014 AUS is invalid - conditions were not met - VOE dated xx > xx days prior to the Note date as required per Covid overlay. - xx SOS Search dated 01/xx/xx received.

FRAUD 0001 Fraud report alerts have not been addressed - Fraud Report findings have not been cleared (xx). - xx Recd updated FraudReport.

CRED 0091 Missing Tax Transcript(s) - Missing xx, Xx, xx; xx in file are not signed. xx order request shows "In Process" as of xx). - xx Tax Transcripts with digned xx

CRED 0082 Income Documentation is Insufficient - YTD P&L is not signed by the xx (pg xx). - xx Recd copy of signed P&L.

6000059947	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months verified reserves ; Verified employment history - Employer confirmed Borrower has been on current job for 7 years; Established credit history - XXXX mid credit score; XXXX year credit depth includes XXXX AA mortgages;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing final CD from the refinance of XXXX, file contains previous mortgage statement and Loan Estimate, but no verification of the final terms (pXXXX). - XXXX Copy of final CD received.

APRV 0010 Underwriting Loan Approval is Deficient - Review DTI is 56.60%, LP approved 50%.  The variance is due to reviewer not using rental income for the subject property as the schedule E reflects a different address (see CRED 0082).
 - XXXX Copy of corrected XXXX 1040 Received.  Updated DTI using subject rental income calculated from 1040 Sch E 49.80%.

CRED 0086 Undisclosed or Excluded Debt - Missing documentation supporting the omission of BOA #XXXX payment $XXXX balance $XXXX, as required by LP Accept (p. XXXX). - XXXX Borrower is an Authorized user on the XXX account referenced.  Per the VOD provided there is only one BOA monthly payment being made which appears to be for another account.  Review updated to exclude debt as there is no evidence that the borrower is making the payments for said account.

CRED 0082 Income Documentation is Insufficient - The lender used rental income as reported on the XXXX 1040 for the subject property XXXX. The schedule E lists the address for that income as XXXX, which is the borrower's primary residence (pXXXX). - XXXX Copy of corrected XXXX 1040 Received.  Updated DTI using subject rental income calculated from 1040 Sch E 49.80%.

6000059948	xxxx	Securitized	1	1	1	1	Verified reserves - $XXXX verified liquid reserves ; Established credit history - XXXX mid credit score; XXXX year credit depth includes XXXX AA mortgages;	CRED 0001 Unacceptable Mortgage History - Missing mortgage history for the following mortgages as required by DU #XXXX (p.XXXX):
Guaranteed Rate #XXXX $XXXX / $XXXX.
Guaranteed Rate #XXXX $XXXX / $XXXX.
Guaranteed Rate # XXXX $XXXX / $XXXX.
 - XXXX Recd Final CDs for Guaranteed Rate #XXXX  (XXXX), Guaranteed Rate #XXXX (XXXX), and Guaranteed Rate # XXXX (XXXX). All transactions closed XXXX per final CDs.

APPR 0046 Missing Third Party Appraisal Review - Review pending receipt of 2055 Exterior Appraisal (XXXX Ordered). - XXXX 2055 supporting value of $XXXX received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing CDs/settlement statements from the refinances of the additional REO.  Using the documents in the file the DTI is 41% and exceeds AUS tolerances.  - XXXX Recd Final CDs for Guaranteed Rate #XXXX  (XXXX), Guaranteed Rate #XXXX (XXXX), and Guaranteed Rate # XXXX (XXXX). All transactions closed XXXX per final CDs.

6000059951	xxxx	Securitized	1	1	1	1	Minimal outstanding debt - $XXXX/month residual income ; Verified reserves - $XXXX verified liquid reserves ; Verified employment history - Employers confirmed Borrower XXXX has been on current job for XXXX years; Borrower XXXX for XXXX years;	CRED 0072 VVOE dated outside of required timeframe - Missing a verbal verification of employment from XXXX for XXXX, completed within 10 days prior to Note date, or after Note date but prior to delivery. The VVOE in the file is dated XXXX (p. XXXX), loan closed on XXXX. - XXXX Recd VVOE.

6000059952	xxxx	Securitized	1	1	1	1				Verified reserves - $xx verified liquid reserves plus $xx in non-liquid reserves ; Verified employment history - Employers confirmed xx has been on current job for xx years and xx; Low DTI - 9% DTI; $x/month residual income;
6000059953	xxxx	Securitized	2	1	2	1					HUD 0027 Missing evidence of the Seller HUD1 - Missing evidence of the Seller HUD1. - EV2 Non-Material, no asignee liability.
6000059954	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing xx xxxs complete with all pages and schedules. Missing xx with all pages and schedules. Only xxs for individual xx in file. - 0xxS received.

CRED 0091 Missing Tax Transcript(s) - Missing singed 1040s or Tax Transcript(s) for individual xx - xx Signed 1040 received.

CRED 0093 Credit Documentation is Insufficient - AUS item #xx reflects payoff of xx.  Final CD pg xx does not reflect this account being paid off at closing.  Provide LOE for omission or proof of prior payoff. - xx Recd credit supplement verifying xx has axx balance.

6000059956	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Review pending receipt of 2055 Exterior Appraisal (XXXX Ordered). - XXXX Desk review supporting value of $XXXX received.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of Hazard Insurance for the subject. - XXXX HOI received.

6000059958	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 41.27% LTV/CLTV.; Verified credit history - Borrower mid FICO is XXXX.;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in 10 days of the Note Date of XXXX. VOE in file was completed on XXXX.
 - XXXX Recd VVOE completed XXXX.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Homeowners insurance is not in file - XXXX evidence of insurance received.

6000059959	xxxx	Securitized	2	1	2	1	Verified reserves - Borrower has more than 30 months reserves on 9 rental properties. ; Verified housing payment history - Borrower has more than 127 months of mortgage history at 0x30 per credit report. ; Verified employment history - Borrower has Verified employment history from xxxx showing strong salary. Lender did not include in calculations borrower's significant annual bonus or large stock options. ;	HUD 0027 Missing evidence of the Seller HUD1 - Seller HUD not included in the file. - EV2 Non-Material, no assignee liability.	CRED 0093 Credit Documentation is Insufficient - Missing Copy of the final executed CD for xxxx (Grate A/# ending xxxx) to Mortgage Balance of xxxx and Cash required to close. Review used payment of xxxx per the first payment letter in file xxxx);

2.Missing copy of the final executed CD for xxxx to verify new mortgage of xxxx and PITIA of xxxx used to qualify per the final 1003 sch of REO Grate A/# ending xxxx). - Recd copies of the final CDs for xxxx and xxxx.

6000059961	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - The borrower has demonstrated an ability to accumulate savings and a conservative attitude toward the use of credit.; Verified reserves - The borrower has substantial documented cash reserves after closing;	CRED 0093 Credit Documentation is Insufficient - Missing a copy of the final CD for the purchase of XXXX to verify the loan amount of $XXXX and PITIA of XXXX per the final 1003 (pg XXXX) Grate A/# ending XXXX. Only the appraisal for that REO was provided to verity the rental income from the of $XXXX) - XXXX REcd copy of the final CD verifying final loan amount of $XXXX and PITIA of XXXX.

6000059962	xxxx	Securitized	1	1	1	1				Verified housing payment history - The borrower has xx demonstrated the ability to pay housing expenses xx than the proposed monthly housing expense for the new mortgage over the past xx months.; Verified credit history - Previous credit history shows that the borrower has the ability to xx housing expenses;
6000059963	xxxx	Securitized	2	1	2	1	Verified reserves - Borrower has more than 30 months reserves on 9 rental properties. ; Verified housing payment history - Borrower has more than 127 months of verified mortgage housing history 0x30 per the credit report. ; Verified employment history - Borrower has Verified employment history from xxxx showing strong salary. Lender did not include in calculations borrower's significant annual bonus or large stock options. ;	HUD 0027 Missing evidence of the Seller HUD1 - Missing copy of Seller HUD in the file. - EV2 non-material, no assignee liability.	CRED 0093 Credit Documentation is Insufficient - 1) Missing copy of final executed CD for xxxx (GrateA/# ending xxxx) to verify Mortgage Balance of xxxx and Cash required to close. Review used payment of xxxx per the first payment letter in file xxxx.

2) Missing copy of the final executed CD for xxxx to verify new mortgage of xxxx and PITIA proposed of xxxx per the final 1003 for the purchase of the xxxx and per the final 1003 schedule of REO for subject loan.
 - Recd copies of the final Settlement Statements and CDs for xxxx (GrateA/# ending 9620) and xxxx.

6000059965	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves - xx months reserves;	HAZ 0005 Missing evidence of Hazard Insurance - Missing copy of Master Insurance policies for xx to verify Building and Liability Coverage. **Note if Master policy does not include xx in coverage a copy of the borrowers xx - xx Copy of master policy received. coverage is xx which satisfies the the x in coverage requirements.

6000059949	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - XXXX borrowers loan amount compared to the property value is less than 60%; Verified housing payment history - The borrower has successfully demonstrated the ability to pay housing expenses equal to or greater than the proposed monthly housing expense for the new mortgage over the past XXXX months.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI exceeds DU approved DTI by more than 3%. The variance is in the PITIA amounts for the additional REO. It appears all properties may have been refinanced concurrently (see CRED 0097), however there is no evidence in the file of this. Reviewer used the P&I amounts from the existing mortgages documented in the file. - XXXX Recd Final CDs for Guaranteed Rate #XXXX XXXX), Guaranteed Rate #XXXX (XXXX), and Guaranteed Rate # XXXX (XXXX). All transactions closed XXXX per final CDs.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing evidence of the payment history for the following mortgages, as required by DU finding #XXXX.  (See CRED 0004, the additional REO may have been refinanced concurrently but there is no documentation in the file):
-Guaranteed Rate balance $XXXX, payment $XXXX
-Guaranteed Rate balance $XXXX, payment $XXXX
-Guaranteed Rate balance $XXXX, payment $XXXX - XXXX Recd Final CDs for Guaranteed Rate #XXXX  (XXXX), Guaranteed Rate #XXXX (XXXX), and Guaranteed Rate #XXXX (XXXX). All transactions closed XXXX per final CDs.

INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence of the insurance payment reflected in DUI $XXXX.  The hazard insurance in the file for the subject (pXXXX) does not indicate what the annual premium is. - XXXX Evidence of Insurance received.  Payment updated to XXXX.

4000000001	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves - Borrower has xx in verified reserves w/a minimum requirement of $xx.;	AUS 0002 Missing Final UCD Findings - xx UCD findings received.

GIDE 0001 Guideline Exception(s)

CRED 0001 Unacceptable Mortgage History - Missing VOM or release of lien for xx.  Property report reflects Non Purchase Mortgage in the amount of $xx recorded xx and HOI reflects Mortgagee as xx Loan ID xx. - xx Recd copy of updated deck page effective xx reflecting no mortgagee for xx.  That in combination with xx xx interest on xx is sufficient to verify lien has been paid.

4000000002	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have xx in verified reserves w/a minimum requirement of $xx per DU.;	APPR 0046 Missing Third Party Appraisal Review - No CURS returned due to UAD form type, Desk Review Required. (IB to Order). - xx CDA Supporting value of $xx received.

CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify the conditions under which the borrower has access to the funds held in the xx.  Funds from xx accounts were used for closing. - xx copy of the xx provided for review.

4000000030	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has xx in verified reserves w/a minimum requirement of $xx per DU.;	CRED 0082 Income Documentation is Insufficient - Missing 2019 W2 for xx. Per the borrowers xx 1040 borrower received W2 wages of $xx - xx xx W2 supporting income of $xx received.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report to support value of $xx.  No FNMA CURS returned due to non-UAD form type. - xx CDA supporting value of $xx received.

4000000051	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves - Borrower has $xx in verified reserves with a minimum requirement of $xx per LP.;	HAZ 0005 Missing evidence of Hazard Insurance - Missing copy of current Master Policy for the subject property. xx copies of policy that expired xx provided (pgs xx/xx). (Loan closed xx) - xx Recd copy of current master insurance policy.

4000000050	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Borrower's LTV is 17.63% ; Verified reserves - Borrower has xx months verified reserves; Verified occupancy in subject property - Borrower has owned his primary residence for over xx years; Verified credit history - Borrower's has xx lates on credit report dating back to xx;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of the REO to verify escrows are included in payment of $xx. - xx Recd copy of statement confirming escrows are included in payment of $xx.

4000000080	xxxx	Securitized	1	1	1	1
4000000027	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit history showed a total of $xx in available revolving credit with xx credit utilization.;
4000000023	xxxx	Securitized	1	1	1	1
4000000031	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - SSR returned score of xx, desk review required. - xx CDA Supporting value of #xx received.
4000000014	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX. - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX..
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

 - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA: XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party Verification of XXXX for
XXXX and XXXX.
 - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

4000000015	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX - XX/XX/XX Recd the Notes and final CDs for the following:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.;

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party Verification of Self-Employment for
XXXX and XXXX.
 - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX. - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

4000000017	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA:
* XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX- XXXX XXXX Loan Amt $XXXX / $XXXX.

CRED 0006 Missing Employment doc (VVOE) - Third party verification of self-employment for XXXX is not dated.  Need updated third party document with date. - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

4000000029	xxxx	Securitized	1	1	1	1	HAZ 0005 Missing evidence of Hazard Insurance - Review of loan file includes blanket insurance policy pg xx, and hazard insurance for Borrowrs primary residence pg xx.  No evidence of fire policy with rental loss coverage for subject property. - xx Recd copy of master insurance policy which verifies walls in coverage for the subject.

4000000035	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers Credit Reports support xx mortgages, with xx late payments and xx foreclosures.;	APPR 0010 Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1. - Appraisal Seller does not match the other documentation in the file. xx seller name missing. - xx Recd copy of corrected appraisal reflecting the names of xx xx.

4000000020	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX. - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX for XXXX, XXXX;
XXXX1 YTD Balance Sheet and P&L.
Google XXXX, XXXX Statements XXXX, XXXX,
LOE YTD P&L;

CRED 0006 Missing Employment doc (VVOE) - XXXX VOE not dated. - XX/XX/XX SOS Search for XXXX and Google Search for XXXX which confirmed active agent with XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / #XXXX
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
 - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA:
* 7XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX. XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

4000000019	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX XXXX XXXX Loan Amt $XXXX / $XXXX. in assets; Verified employment history - Borrower is self employed for over 19 years; Verified credit history - borrower credit score XXXX;	CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for XXXX and XXXX . - XX/XX/XX P&L for XXXX received.

XX/XX/XX Recd the following:
Bank Statements for XXXX  for XXXX, XXXX;
XXXX YTD Balance Sheet and P&L.
Google XXXX, XXXX Bank Statements XXXX, XXXX,
LOE YTD P&L;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the final CDs to verify the final loan amount and PITIA for the following REO that borrower concurrently refinanced:
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
 - XX/XX/XX Recd copies of Notes, and final CDs for the following confirming final loan amts and PITIA:
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.
* XXXX XXXX XXXX Loan Amt $XXXX / $XXXX.

CRED 0006 Missing Employment doc (VVOE) - XXXX VVOE does not have a date.  Need updated with date. - XX/XX/XX SOS Search for XXXX  and Google Search for XXXX  which confirmed active agent with XXXX.

4000000038	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's Credit Report showed XXXX mortgage loans, all paid with XXXX late charges and XXXX foreclosures. Additionally Borrower's revolving credit utilization was 4%, with a high revolving credit limit on one trade of $XXXX.; Verified credit history - CoBorrower's Credit Report supported a revolving credit account with $XXXX credit limit.;	QMATR 0014 AUS is invalid - conditions were not met - Approved DTI 49.88%, Review DTI of 50.67% . Due to review DTI exceeding XXXX% resubmission to DU will be required. Variance appears to be due to the lender excluding the property taxes for XXXXX which is owned by XXXX. (No income docs for XXXX provided so review included the verified taxes)
 - XX/XX/XX Recd copy of XXXX Termination.  DTI excluding the XXXX payment 49.87%.

4000000039	xxxx	Securitized	1	1	1	1				Verified credit history;			APPR 0046 Missing Third Party Appraisal Review - Missing desk review. SSR returned Risk Rating of 5. - CDA supporting Value of $xxxx received.
4000000021	xxxx	Securitized	1	1	1	1	CRED 0084 Income Calculation Discrepancy - 1) Review calculated Sch C $xx per the xx. Per the final 1003 lender used $xx.

2) Unable to validate positive rental income for the subject.  Missing 2020 Sch E to verify rental income for property owned/in service > 1 year.  Per title borrower has owned the subject since 2013.  Lender appears to have used the lease to qualify. - xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx

CRED 0007 Missing Employment doc (VOE) - Missing 3rd Party verification of of xx for xx -  xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx.

AUS 0002 Missing Final UCD Findings - xx UCD findings received.

QMATR 0014 AUS is invalid - conditions were not met - xx Per lender response other income was rental income from xx of the borrowers primary residence.  Rental income is supported by xx. Updated review DTI 36.95%

CRED 0087 Tax Returns/Transcripts are Insufficient - Review of the loan file is missing year xx and xx Tax Returns. Page (xx), year xx tax return  signed xx. - xx Per lender response "xx" income used was from the rental from the xx unit of the borrowers primary residence.  Complete copy of the xx return with xprovix ded supporting income used to qualify.  Since xx was not used the additional years returns are not required.

4000000004	xxxx	Securitized	1	1	1	1				Verified credit history - Credit Report supports XXXX mortgage tradelines with XXXX late payments. Additionally, the reports supports a high revolving credit limit $XXXX, and overall revolving XXXX% utilization.;
4000000005	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV;	APPR 0046 Missing Third Party Appraisal Review - Missing desk review. CURS returned at 3. - Desk review supporting value of xxxx received.

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of xxxx dated w/in 10 days of the note date of xxxx for xxxx and xxxx.  - Recd SOS Searches for xxxx and xxxx.

CRED 0083 Asset Documentation is Insufficient - Missing LOE from business partners for xxxx and xxxx that borrower has full access to xxxx business accounts.  Accounts are needed to meet the reserves requirement. - Recd LOE from business partner for xxxx that the borrower has full access to bank account in in xxxx.  No LOE was provided for xxxx and the account was removed from available assets. Sufficient funds for closing and reserves verified excluding the xxxx account.

CRED 0082 Income Documentation is Insufficient - Missing 2020 W2 for B1 for xxxx to support xxxx used to qualify. - Lender provided W-2 2020.

4000000008	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Desk review required. No CURS returned for non-UAD form type. - XX/XX/XX Lender provided CDA supporting value.
4000000013	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - CDA supporting value of xx received.
4000000055	xxxx	Securitized	1	1	1	1				Verified employment history - Both borrowers employed same job 30+ years.; Verified reserves - Established reserves exceeds guideline requirements.;
4000000011	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified employment history - Established self employment history over xx years.; Verified reserves - Verified reserves of xx months is greater than guideline requirements.;
4000000033	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Conservative use of credit - xx credit lines with xx balances.;
4000000026	xxxx	Securitized	1	1	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Missing Closing Disclosure and other relevant documentation for new xx loan on primary residence. - xx Recd copy of final executed CD for xx

4000000089	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Desk review required. No FNMA analysis performed. Only appraisals submitted on 1004 or 1073 format are analyzed by CU. - CDA supporting value of $xxxx received.

4000000088	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA - CDA Supporting value of xxxx received.
4000000171	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV and CLTV 62% ; Verified liquid assets and/or savings history - 37 Months of reserves. ; Conservative use of credit;
4000000041	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's credit history support XXXX mortgage loan liabilities with XXXX late payments. Additionally, the borrower's revolving credit utilization was XXXX, with one revolving account reflecting a loan limit of $XXXX.; Low LTV/CLTV/HCLTV - Borrower's combined loan to value ratio for the subject property was XXXX%. ; Verified reserves - Borrower's total assets supported over XXXX months of PITI reserves.;	DEED 0037 All title holders did not execute the Mortgage/DOT - Title Commitment shows title vested in XXXX, A XXXX. The Deed of Trust reflects the Note holders name, which is different than indicated on title. - XX/XX/XX Warranty deed XX/XX/XX provided showing transfer from XXXX to borrower.

TITL 0002 Missing Title Holder Name - Title Commitment shows title vested in XXXX, XXXX, which is the company owned by the Borrower. - XX/XX/XX Warranty dee XX/XX/XX provided showing transfer from XXXX to borrower.

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing, needs to be ordered. - XX/XX/XX CDA received Low Risk $XXXX value.

4000000022	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit profile support x mortgage tradelines, xx paid with xx late payments. Additionally, Borrower's revolving credit accounts shows xx revolving credit limit of $xx.;
4000000094	xxxx	Securitized	1	1	1	1
4000000007	xxxx	Securitized	1	1	1	1
4000000087	xxxx	Securitized	1	1	1	1
4000000091	xxxx	Securitized	1	1	1	1
4000000076	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA - Desk review supporting value of $xxxx received.
4000000077	xxxx	Securitized	1	1	1	1
4000000016	xxxx	Securitized	1	1	1	1
4000000078	xxxx	Securitized	1	1	1	1
4000000010	xxxx	Securitized	1	1	1	1
4000000056	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 705; Verified reserves - XXXX Months of Reserves. ;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing Verification of new payment for XXXX and XXXX which closed concurrently with subject. Review used payment stated on 1003 based on Notes on 1008, 1003, and AUS. AUS required proof of payoff on the concurrent loans. - XX/XX/XX Recd copies of the final CDs for XXXXand XXXX.

4000000260	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 41.1; Established credit history - Oldest tradeline 04/1976; Verified liquid assets and/or savings history - 32 months ;	CRED 0004 Back-end Ratio exception (DTI) - Unknown source of tape. Approval DTI 27.54. Review DTI 34.610. Variance due to lender not including PITI payment for xxxx property. - PI payment removed for REO as documentation in file pages xxxx and xxxx evidences borrower is not obligated on the mortgage for xxxx. Updated DTI 27.34%

4000000006	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 75% LVT/CLVT ; Potential for increased earnings - Rental property potential positive rental income ; None;
4000000053	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 70.5; Potential for increased earnings - Rental property potential positive rental income. ; None;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing Verification of new payment for XXXX and XXXX which closed concurrently with subject. Review used payment stated on 1003 based on Notes on 1008, 1003, and AUS. AUS required proof of payoff on the concurrent loans. - XX/XX/XX Recd copy of final CDs for XXXX and XXXX.

APPR 0046 Missing Third Party Appraisal Review - SSR score XXXX missing Appraisal Review. - XX/XX/XX Desk review supporting value of $XXXX received.

4000000009	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 54%; Established credit history - XXXX; Verified housing payment history - XXXX months of housing history;
4000000074	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 75%; Verified liquid assets and/or savings history - Lots of reserves.;
4000000143	xxxx	Securitized	1	1	1	1
4000000114	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Moths of liquid reserves ; Low LTV/CLTV/HCLTV - LTV / CLTV 33.00% ;
4000000413	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline XXXX; Minimal outstanding debt - Low balances on credit cards.;
4000000147	xxxx	Securitized	1	1	1	1				Verified reserves - Verified reserves over xxxx.; Verified housing payment history - 78 months of mortgage history.;
4000000163	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Approved LTV 57%; Verified reserves - XXXX months reverses verified.;
4000000253	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV at 74.00%; Potential for increased earnings - Potential positive rental income. ;
4000000256	xxxx	Securitized	1	1	1	1				Verified credit history - No BK, No collections ; Verified reserves - XXXX months of reserves;
4000000155	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower's employment history was verified over 10 years with the sane employer.; Verified credit history - Borrower(s) credit history showed XXXX mortgages with XXXX late payments and XXXX, additionally borrower showed several revolving credit accounts with one account with a credit limit of $XXXX.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing mortgage statement for the following properties:
XXXX (tax statement and HOI)

Reviewer used the statements provided in file XXXX
 - XXXX Recd the following: 1) XXXX statement which verifies PITIA O $XXXX;
2) XXXX Statement which verifies PITIA of $XXXX.,
3) Final CD XXXX Loan Amt %450K/ PITIA XXXX.

4000000262	xxxx	Securitized	1	1	1	1
4000000082	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 45/45/45; Verified credit history - Oldest Tradeline xxxx;
4000000097	xxxx	Securitized	1	1	1	1				Verified reserves - Verified reserves over xxxx; Verified credit history - Oldest tradeline xxxx;
4000000136	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers mortgage history supports 24 total mortgages, all paid with zero late charges and no foreclosures.; Verified reserves - Borrowers combined reserves allowed for a total of 14 months of PITI reserves.;	COMP 0039 Special Information Handbook Not Provided Within 3 Business Days - Missing Handbook dated within the three business days. - Copy of disclosure issued received.

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - xxxx does not include risk score. - Desk review supporting value of xxxx received.

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Missing Homeownership Counseling Disclosure dated within the three business days. - Copy of disclosure issued received.

4000000211	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline XXXX.; Verified reserves - Over XXXX months reserves.;			APPR 0046 Missing Third Party Appraisal Review - Desk review required. Analysis was not performed for this non UAD. - XXXX Desk review supporting value of $XXXXreceived.
4000000428	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 44.4%; Verified credit history - Oldest tradeline xxxx;			AUS 0002 Missing Final UCD Findings - Missing UCD. - Final UCD findings received.
4000000389	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 67% LTV/CLTV; Verified reserves - Liquid reserves 58 months ;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing Desk review CDA - CDA supporting value of xxxx received.

CRED 0006 Missing Employment doc (VVOE) - XXXX missing VVOE/SOS/Third party verification for xxxx (borrower) income. - SOS search dated xxxx received.

4000000090	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower's employment history was verified as over 15 years of of employment with the same employer, therefore supporting employment stability.; Verified credit history - Borrower's credit history supported 14 mortgage tradelines, each paid with zero late payments. Additionally borrower's revolving credit trades, showed one tradeline with a credit limit of xxxx.; Verified reserves - Borrower's verified asset reserves supported over 11 months of PITI reserves for the subject property.;
4000000128	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers verified assets supports 25 months of PITI reserves.; Verified credit history - Borrowers credit reports support 11 mortgage accounts all paid with zero late payments.;			APPR 0046 Missing Third Party Appraisal Review - Missing Desktop review. Non-UAD. - Desk review supporting value of xxxx received.
4000000042	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Potential for increased earnings - Subject is a rental property with potential positive income ;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing Desk Review CDA - CDA supporting value of xxxx received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing Note, Insurance, taxes and rent schedule for property concurrently refinanced xxxx - Received copy of final CD for xxxx confirming final loan amount of xxxx and PITIA of xxxx.

4000000161	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75% ;
4000000221	xxxx	Securitized	1	1	1	1
4000000445	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 72%; Verified reserves - 14 Months of liquid reserves. ;
4000000531	xxxx	Securitized	1	1	1	1				Verified reserves - 11 Months of liquid reserves. ; Low LTV/CLTV/HCLTV - LTV/CLTV 74.57%;
4000000390	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers verified asset allowed for 12 months PITI reserves.; Verified credit history - Borrower's credit history dating to year xxxx, showed a total of eight mortgage tradelines, each paid with zero late payments. Additionally Borrower's revolving credit limit showed only 2 percent credit utilization. ;	AUS 0002 Missing Final UCD Findings - Review of loan file does not include UCD Findings Report. - UCD findings received.

APPR 0027 Missing Price of Last Sale - Review of Appraisal Report, does not include prior sales price from sale dated xxxx. - Property Report disclosing 24 mth history provided.  Exception cleared.

APRV 0001 Missing Underwriter Loan Approval - Review of the loan file includes a form 1008 and DU approval only. - Lender loan approval received.

4000000112	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers verified assets supports 26 months of PITI reserves for the subject property.; Verified credit history - Borrowers credit history support 8 total mortgages all paid with zero late payments, additionally borrower's overall revolving credit utilization was 20%, with one revolving credit account with xxxx credit limit.; Verified employment history - Borrower's employment was verified as over 19 years with the same employer.;
4000000115	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit report showed a total of seven mortgages all paid with zero late payments. ASdditionally, borrower's credit history dates to year xxxx, with 26 total revolving tradelines and a current 2% revolving credit utilization, with one revolving credit limit of xxxx.; Verified reserves - Borrower's verified assets allowed for 10 months of PITI reserves for the subject property.;
4000000172	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 50/50/50; Established credit history - Oldest tradeline 07/1994;
4000000554	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline xxxx; Low LTV/CLTV/HCLTV - 70/70/70;
4000000213	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline 09/1993.; Conservative use of credit - Zero balances on revolving debts.;
4000000296	xxxx	Securitized	1	1	1	1				Low DTI - Borrowers have 40 years of established credit history with no late payments.; None - Borrowers have strong income history with a 34% DTI.; Verified housing payment history - Borrowers have maintained 4 properties with a strong payment history.;
4000000588	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has had stable employment for over 11 years.; Established Landlord history - Borrower owned 3 properties with established rental history and property management.;			CRED 0072 VVOE dated outside of required timeframe - SCRA Status Report xxxx, Paystub xxxx, Subject closed xxxx. - VVOE dated xxxx received.
4000000203	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 49.434% based on Appraisal Value of xxxx - xxxx;
4000000210	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 47.43%; Verified employment history - Good employment history with the same employer for over 5 years;
4000000229	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60/60/60; Established credit history - Oldest tradeline 09/2001;
4000000246	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 73.00%; Verified reserves - 92 Months of liquid reserves.;
4000000270	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 810; Verified liquid assets and/or savings history - substantial amount of liquid assets verified over xxxx;
4000000278	xxxx	Securitized	1	1	1	1
4000000279	xxxx	Securitized	2	2	1	1				Low DTI - A low DIT was determined without using subject property lease or income.; Low LTV/CLTV/HCLTV - LTV for subject property is under 44%.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - Waived by xxxx, loan not to be delivered to Agency		CRED 0082 Income Documentation is Insufficient - Co-borrower paystub and xxxx W2 missing. - WVOE provided in lieu of paystubs and W2.
4000000280	xxxx	Securitized	1	1	1	1	Income verified was not used in qualifying - Rental income was not used in ratios. Borrowers have very little consumer debt and no other mortgages.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing documentation to evidence borrower is living rent free. Application shows no primary housing expense. - Rent free letter received.

4000000300	xxxx	Securitized	1	1	1	1	Income verified was not used in qualifying - Income appears to be substantially higher than base given incentives and bonuses not counted in the DTI.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - Waived by xxxx, loan not to be delivered to Agency's

CRED 0016 Insufficient Verified Funds to Close - Borrower cash to close is xxxx short. Required reserves are xxxx which also need to be verified. The final 1003 shows the same account counted twice.  - Recd 401K Statement which verifies sufficient funds to close and reserves.

4000000232	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - xxxx VVOE dated outside of required timeframe. - Recd from lender: The VOE is of dated xxxx and NOTE date is xxxx It is under the timeframe of 10 days.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of verified homeowners insurance information for primary residence. - Exception set in error, per mtg statement escrows are included in payment.

4000000272	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrowers housing payment history supports four mortgage accounts, each paid with zero late payments.; Verified employment history - Borrower's employment verification supports over six years of stable employment with the same employer.;
4000000061	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Reserves required xxxx, however, verified reserves in total xxxx;
4000000227	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Excess Available Assets xxxx/47 months Reserves;
4000000271	xxxx	Securitized	1	1	1	1				Minimal outstanding debt; Verified credit history;			APPR 0046 Missing Third Party Appraisal Review
4000000486	xxxx	Securitized	1	1	1	1
4000000589	xxxx	Securitized	1	1	1	1
4000000224	xxxx	Securitized	1	1	1	1
4000000294	xxxx	Securitized	1	1	1	1
4000000248	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's credit reports support five mortgage accounts each paid with zero late payments and no foreclosures..; Verified reserves - Borrower's verified assets supports over 35 months of PITI reserves for the subject property.;			CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation to verify HOA fees for xxxx - Recd HOA payment information for xxxx.
4000000314	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV 62.66%; Verified liquid assets and/or savings history - verified significant amount of liquid asset, over xxxx;
4000000322	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - substantial amount of assets verified, over xxxx; Verified employment history - substantial career as xxxx over 10 years;
4000000177	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - significant liquid assets over xxxx; Verified credit history - Fico 781- good credit history;
4000000189	xxxx	Securitized	1	1	1	1				Verified credit history - high FICO 808; Low LTV/CLTV/HCLTV - 52.78%;
4000000081	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75.00%; Potential for increased earnings - Potential positive rental income.;			AUS 0002 Missing Final UCD Findings - Not available at the time of this review. - UCD findings received.
3000000016	xxxx	Securitized	1	1	1	1							NOTE 0007 Incorrect Loan Term and/or Maturity Date - Lender provided a copy of the corrected note.
3000000017	xxxx	Securitized	1	1	1	1
3000000018	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Lender closed four loans for the borrower within 5 days of one another. Review used the actual PITI payments for each property that was refinanced and the documentation provided for the other four properties to determine DTI. UTD Lender tape value as the Final AUS dated xxxx and 1008 DTI was 32.16. Reviewer DTI 28.300, Variance 3.86. - Recd Final executed CDs for the following properties were received: xxxx, xxxx, and xxxx.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing Principle and Interest payment for xxxx, xxxx and xxxx.  Lender closed all three within 5 days of eachother.  Need closing CDs and tax/insurance documentation for each property. - Recd Final executed CDs for the following properties were received: xxxx, xxxx, and xxxx.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and /or Homeowners insurance information - Missing Property Tax information for xxxx. xxxx. - Verification of taxes received.  Breakdown of insurance premiums for commercial property found in file xxxx

3000000019	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information - Missing Evidence of Verified Property Tax for xxxx - Recd property profile to verify the property taxes. Copy of HOI in file pgs xxxx.

CRED 0083 Asset Documentation is Insufficient - Asset Documentation is Insufficient - missing verified assets covering two month period. - Recd the bank statement covering xxxx.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITI payment for xxxx, xxxx and xxxx - Received copy of CD for xxxx (escrowed), and xxxx(escrowed).

3000000020	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information - Missing Evidence of Verified Property Tax for xxxx - Received Property Profile for xxxx. Commercial policy with breakdown of premiums in file pgs xxxx.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITI payment for xxxx. and xxxx. - Received copy of CD for xxxx (escrowed), xxxx and xxxx(escrowed).

DEED 0022 Missing Notary on Mortgage/DOT - Missing Notary on Mortgage/DOT - Mortgage is not notarized, see page xxxx. - Received copy of recorded DOT with notary signature.

3000000021	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITI payment for xxxx, xxxx. and xxxx - Received copy of closing disclosure for xxxx, xxxx. and xxxx.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and /or Homeowners Insurance Information - Missing Evidence of  Verified Property Tax for xxxx - Copy of commercial Insurance policy with breakdown of insurance premiums for xxxx received.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing Lease Agreement and/or Not Executed - Missing Lease Agreement for xxxx. - Received lease agreement.

3000000022	xxxx	Securitized	1	1	1	1	Verified employment history - Self-employed borrower XXXX for 24.5 years ; Established Landlord history - Borrower has established landlord history since xxxx;	CRED 0093 Credit Documentation is Insufficient - Missing copies of mortgage statements and property tax bills for Real Estate Owned. Lender is refinancing the XXXX properties as well, need CD for each property for correct PITIA payment. - Final executed CDs for the following received: xxxx, xxxx, xxxx.

Mortgage statements for the following received: xxxx, xxxx, xxxx, xxxx, xxxx, xxxx., and xxxx.

3000000023	xxxx	Securitized	1	1	1	1	Verified employment history - Self-employed borrower occupation XXXX for 24 years 5 months ; Established credit history - Borrower has xxxx experience eight rental properties since 2011;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing copies of mortgage statements and property tax bills for Real Estate Owned. Lender is refinancing the xxxx properties as well, need CD for each property for correct PITIA payment.
 - Received a copy of the appraisal report for xxxx. which indicates the monthly HOA fee is $xxxx.

3000000024	xxxx	Securitized	1	1	1	1	Verified employment history - Self-employed borrower, XXXX for 24 years 5 month ; Established Landlord history - Borrower has been a xxxx since 2011;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of mortgage statements and property tax bills for Real Estate Owned. Lender is refinancing the XXXX properties as well, need CD for each property for correct PITIA payment.
 - Recd the following: CD xxxx- xxxx/ xxxx, xxxx/ xxxx, CD xxxx/ xxxx.
Mortgage Statements: xxxx, xxxx,xxxx, xxxx, xxxx, xxxx

3000000025	xxxx	Securitized	1	1	1	1				Verified employment history - Self employed borrower, xxxx for 24.5 years ; Established Landlord history - Borrower owner of eight rental properties and xxxx history since2011;			CRED 0082 Income Documentation is Insufficient - Recd the following: CD xxxx/ xxxx, CD xxxx/ xxxx, xxxx /xxxx, xxxx/xxxx Mortgage Statements: xxxx, xxxx,xxxx, xxxx, xxxx, xxxx.
3000000026	xxxx	Securitized	1	1	1	1				Established credit history - Borrower oldest tradeline xxxx; Low LTV/CLTV/HCLTV - 28.00% LTV/CLTV.;
3000000027	xxxx	Securitized	1	1	1	1	Verified employment history - Self-employed borrower XXXX for 29.39 years and Co-borrower xxxx with xxxx for 20.76 years ; Established Landlord history - Borrower's has seven rental properties with a xxxx history for over five years ;	CRED 0082 Income Documentation is Insufficient - Missing statements 10, 11, 12 for 2019 Schedule E Form 1040 Supplemental Income and Loss Tax returns - Recd duplicate copies of xxxx 1040s. Returns did not include additional statements to REO however file does contain xxxx 1040 Transcripts which is sufficient. Finding Cleared.

CRED 0006 Missing Employment doc (VVOE) - Missing Bank statements verifying that the borrower has received funds in the last 30 days or a third party employment verification. - Verification of active license verification through state agency provided.  Business bank statement's for xxxx provided in original submission

3000000028	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower self employed as a xxxx for 11.10 years and Co-borrower employed with xxxx as a xxxx for 12.4 years ; Established Landlord history - Borrower has xxxx experience six rental properties all tenant occupied. ;	CRED 0006 Missing Employment doc (VVOE) - Missing a copy of verbal verification of employment for xxxx - Verification of active license verification through state agency provided. Business bank statement's for xxxx provided in original submission.

APPR 0046 Missing Third Party Appraisal Review - Missing desk review. FNMA SSR collateral risk score of 4.0. xxxx to order desk review. - Desk review supporting value of $xxxx received.

3000000029	xxxx	Securitized	1	1	1	1	CRED 0006 Missing Employment doc (VVOE) - Missing a copy of verbal verification of employment for xxxx: xxxx - exception set in error. xxxx is owned by xxxx which the the xxxx. Paystubs and W2s provided.

3000000030	xxxx	Securitized	1	1	1	1
3000000031	xxxx	Securitized	2	2	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Discrepancy between 1003 and documentation stated and/or verified in file - The final loan application reports other income for co-borrower of xxxx. No other income for co-borrower is documented in loan file or used to qualify. - EV2 Non-Material - This income reflected on the 1003 appears to by a typo as it is a duplication of the income for B1. Review DTI which does not include the tip income matches the approved DTI of 34.31%.	APPR 0002 Appraisal is Incomplete - DU required an appraisal based on an interior and exterior property inspection on Form 1004. The appraisal performed is Form 2055 Exterior-Only Inspection Residential Appraisal Report. Per the COVID Overlays A traditional appraisal with an interior and exterior inspections are required for all of the following:
second home purchase transactions with LTV ratios > 85%,
limited cash-out refinance transactions when the loan being refinanced is not owned by us (FNMA), and cash-out refinance transactions.
 - Per credit report loan is currently held by FNMA, appraisal provided acceptable.

3000000032	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing 2019 Tax Returns to calculate rental income. Only the 2019 Tax transcripts were provided. Unable to verify rental income claimed is for the subject. - Recd from lender: There is no evidence of other REO ownership. Review verified per Drive report no other REO owned. 2019 Transcripts used to calculate subject rental with supporting 1007.

3000000033	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of the final executed Note/CD for the following properties:
1) xx2x Closed xx ln amount xx
2) xx#    Loan Amt $xxPITIA $xx - xx Lender provided copies of CD/Note for properties.

3000000034	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing desk review supporting value of $xx. FNMA CURS score xx. (IB ordered).

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of the final executed Note/CD for the following properties: 1)xx closed xx Loan Amt $xx P&I $xx 2) xx Loan Amt $xxPITIA $xx - xx- Received Note/CD for xx.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing the note/cd for xx - xx Copy of note/cd for xx

3000000035	xxxx	Securitized	1	1	1	1
3000000036	xxxx	Securitized	1	1	1	1				Verified credit history - Lowest mid FICO score of 773 for xx borrower exceeds the xx required of xx by xx points for DU approved loan.; Verified reserves - xx months verified PITI reserves exceeds the minimum required of xx months per DU total required.; Low DTI;
3000000037	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers reserves total, supported xx months of PITI reserves for the subject property, which was xx additional months than required upon loan approval.; Verified liquid assets and/or savings history - Borrower's verified assets supports xx months of PITI reserves for the subject property.; Verified ownership of subject property - The Credit Reports supports borrowers ownership of subject property dating to xx, with xx late mortgage payments.; Verified credit history - Borrowers credit history reflects xx total mortgage accounts, all with xx late payments.;
3000000038	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers credit history dates to year xx , with xx mortgages and xx foreclosures and bankrupties.
Additionally, Borrower's revolving trade accounts shows one account with a x , with a total of xx% utilization.;	CRED 0082 Income Documentation is Insufficient - Missing complete lease agreements for the following properties: xx - xx Recd copy of xx xx. No leases used to qualify.

APPR 0002 Appraisal is Incomplete - Missing xx Comparable Rent Schedule as required by DU as xx  income was used to qualify. - xx Updated 1008 and AUS received excluding subject xx income.

COLL 0001 APN Number is not listed on Security Instrument - APN not listed on DOT. Deed of Trust dated xx, does not include a xx and exhibit A Property Description is missing. - xx1xx Complete DOT w/Exb A attached provided.

DEED 0021 Missing Legal Description on Mortgage/DOT - xx Complete DOT w/Exb A attached provided.

QMATR 0014 AUS is invalid - conditions were not met - ADDED -Approved DTI 43.81%, Review DTI 51.56%- In reviewing the final 1003 variance appears to be due to net rental calculations.
1) xxxxx Sch E review calculated ($xx).;
2) xxxxxxx Sch E review calculated ($xx - xx Review updated rental on xx, updated DTI 49.19% , Lender revised DTI 49.31%.

3000000039	xxxx	Securitized	1	1	1	1				Verified reserves - xx months verified PITI reserves exceeds the minimum required of xx months per DU total required.; Verified credit history; Low DTI;
3000000040	xxxx	Securitized	1	1	1	1	Verified credit history; Verified employment history - Borrower in xx for xx years.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - xx xx of Borrower needs to be corrected from no to yes for Bor 1 to disclosing xx is xx as per xx of pages xx and x. - xx Recd copy of corrected 1003 with changes initialed by borrower.

3000000041	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower's employment stability of over xx years with same company.; Verified liquid assets and/or savings history - Liquid assets exceed requirements by xx months. Non-liquid assets exceed reserve requirements by xx months.; Low LTV/CLTV/HCLTV;	HAZ 0005 Missing evidence of Hazard Insurance - Evidence of the xx page for policy# xx xx pg. xx, was not provided. The file provided evidence of it being paid xx - Lender provided a copy of the HOI Statement xx

APPR 0046 Missing Third Party Appraisal Review - xx Exterior Only appraisal received.  Value returned at $xx which is a variance of less than 2%.

COND 0002 Condo Documentation is Insufficient - A copy of the Limited Review of the established xx project was not provided per xx. - xx Lender provided an excerpt of the agency guidelines which indicate for a xx a project review is waived with a maximum LTV of 80%.

3000000042	xxxx	Securitized	1	1	1	1	Verified housing payment history - Housing history is XXXX.; Verified employment history - Per the Work# VOE pg. XXXX. the borrower has been with same employer 6+ years.;	APPR 0046 Missing Third Party Appraisal Review - XX/XX/XX Lender provided an updated AUS with PIW. XXXX Exterior Only will be required to validate accepted value of $XXXX. - XX/XX/XX XXXX appraisal supporting value of $XXXX received.

CRED 0017 Insufficient Verified Reserves (Number of Months) - AUS required reserves $XXXX, Total reserves verified $XXXX.  Review excluded XXXX from available assets for reserves.  Per the XXXX program the qualification for hardship distributions it states this is for a principle residence only, an investment property does not qualify for hardship distributions per pg. XXXX of the plan pg. XXXX of the PDF, plan starts on pg.XXXX. - XXXX Recd updated AUS reflecting total required reserves of $XXXX and updated bank statements that confirm sufficient reserves.

APPR 0001 Missing Copy of Original Appraisal report - Appraisal required missing per Guidelines an DU findings item #XXXX pg.XXXX. - XX/XX/XX Recd updated AUS reflecting a PIW was granted based on value of $XXXX.

3000000043	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has verified over 23+ years employment history. ; Verified reserves - Reserve requirements XXXX months greater than guidelines require.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing Closing Discosure for NewFi refi on XXXX property. - XX/XX/XX Lender provided a copy of the Closing Disclosure on XXXX

QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". §1026.43(e)(2)(vi) - Missing a current mortgage statement for borrower primary XXXX. Unable to verify if taxes/ins are escrowed. - XX/XX/XX Lender provided a copy of the first payment coupon to verify monthly payment from new loan.

CRED 0082 Income Documentation is Insufficient - Missing S-Corp tax returns for borrower S/E income.   - XX/XX/XX Complete XXXX 1040 Received. Per DU borrower was qualified on wage income only. (1003/1008 reflects self-employment was used)  Per FNMA This is not required when a borrower is qualified using only income that is not derived from XXXX and XXXX is a secondary and separate source of income (or loss).

APP 0004 Initial 1003 Application is Incomplete - Final application pg XXXX has incorrect data for borrower income does not agree with data submitted on DU findings pg XXXX, loan approval pg XXXX and 1008 pg XXXX. - EV2 Non-Material  - XX/XX/XX Lender provided corrected final 1003.  Monthly income matches 1008 and AUS.

CRED 0004 Back-end Ratio exception (DTI) - DTI Variance >3%.  Variance due to lender submitting higher PITI payment in AUS for primary residence.   - DTI variance is less than maximum DTI allowed by Lender.  DTI reduction is due to lower payment then listed on aus for primary residence.

3000000044	xxxx	Securitized	1	1	1	1				Verified reserves - Verified liquid reserves are XXXX months greater than required by DU pg XXXX.; Low LTV/CLTV/HCLTV - Low LTV is 48% below max allowed 75%.;			APPR 0027 Missing Price of Last Sale - Per appraiser comment the sales price was undisclosed or remembered pg XXXX. - XXXX exception set in error, finding cleared.
3000000114	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX Mortgage; Verified credit history - Borrower oldest tradeline is XXXX;
3000000107	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with XXXX as a XXXX for 15.47 years; Verified housing payment history - XXXX mortgage;			APPR 0046 Missing Third Party Appraisal Review - Desk review required (XXXX to order).FNMA SSR collateral risk score of XXXX - XX/XX/XX Desk review supporting value of $XXXX received.
3000000092	xxxx	Securitized	1	1	1	1	DEED 0023 Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - Corrections were made by the notary. Change xx of xx. - xx Finding cleared, changes made to notary page only with corrections acknowledged by Notary.

3000000091	xxxx	Securitized	1	1	1	1
3000000096	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing desk review supporting value of $xx. No CURS returned for non-UAD form type (IB to Order). - xx Desk review supporting value of $xx received.
3000000093	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing desk review supporting value of $xx. xx returned no findings (IB to order) - xx Desk review supporting value of $xx received.
3000000090	xxxx	Securitized	1	1	1	1				Verified employment history - Employment history xx and line xx+ years.; Verified credit history - xx credit history.;
3000000094	xxxx	Securitized	1	1	1	1	TITL 0011 Missing Title Holder Name from Title Evidence - Defective title commitment due to incomplete data pg xx - xx Final Title Policy received.

NOTE 0050 Note is Incomplete - Missing NMLS data for xx.  Loan Originator Organization is listed as xx. - xx Note/Mortgage reflects NMLS for broker, finding cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing NMLS data for xx - xx Note/Mortgage reflects NMLS for broker, finding cleared.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial/Final 1003 on incorrect version.  Loan originated xx - xx Exception set in error, cleared. Initial app date xx

3000000104	xxxx	Securitized	1	1	1	1	Verified housing payment history - Established mortgage history with XXXX late payments pg. XXXX.; Net tangible benefit - Tangible benefit reducing monthly payment.;	NOTE 0050 Note is Incomplete - Missing NMLS data for XXXX pg XXXX. - XX/XX/XX Note/Mortgage reflect the Broker NMLS. CD discloses Lender and Broker NMLS.

COMP 0006 Missing Initial Disclosure(s) - 1) Per file obtaining cash-out refinance on all XXXX rental properties to lower rate and simultaneously; missing documents to support new potential debts pg XXXX/XXXX.

2) Missing all documentation on the XXXX.  Review used the payment stated on the AUS for the refi loan. - XX/XX/XX Recd copies of Notes and final CDs from the refinance transactions of XXXX and XXXX. XX/XX/XX Recd the following documentation: Settlement Statement and credit supplement verifying Loan ant of $XXXX and PITIA of 1404 for XXXX along with verification of taxes and HOI. Item XXXX Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing NMLS data for XXXX pg XXXX. - XX/XX/XX Note/Mortgage reflect the Broker NMLS.  CD discloses Lender and Broker NMLS.

3000000116	xxxx	Securitized	1	1	1	1
3000000105	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing desk review (XXXX to order) CURS XXXX. - XX/XX/XX Desk review supporting value of $XXXX received.
3000000118	xxxx	Securitized	1	1	1	1
3000000101	xxxx	Securitized	1	1	1	1	Verified housing payment history - xx mortgages; Verified credit history - Oldest tradeline on file xx;	APPR 0046 Missing Third Party Appraisal Review - FNMA SSR collateral risk score of xx IB to order desk review. - xx Desk review supporting value of $xx received.

CRED 0093 Credit Documentation is Insufficient - Missing documentation to support payment of $xx per month and balance of $xxper the 1003for xxeending in xx.  Credit report reflects a payment of $xx with a balance of xx the allowable tolerance. - xx TwinStar credit card statement located on pages xx-xx verifies balance of $xx and payment of $xx.

3000000102	xxxx	Securitized	1	1	1	1	CRED 0093 Credit Documentation is Insufficient - Credit Documentation is Insufficient - The DU required evidence of payoff of xx, x, xx, xx, and xx. The loan file did not contain the documentaion. - xx Recd the following:
- xx;
- Final CD xx.
- Final CD xx
- Final CD xx
- Final CD xx
- Final CD xx

CRED 0082 Income Documentation is Insufficient - xx Appraisal with Form 1007 included provided.

HUD 0011 Missing Evidence of sale of property owned - Missing Evidence of sale of property owned- The final 1003 pg. xx states xx. was sold, there is no documentation showing property sold in loan file. - x xFinal CD for sale of xx provided.

CRED 0006 Missing Employment doc (VVOE) - Missing Employment doc (VVOE) - Missing xx verification of employment for xx no more than xx business days prior to the note date, or xx within xx calendar to the note date. Direct verification by a third party employment verification vendor is acceptable if completed within the same timeframes, and the information is not more than xx days old (xx days old if xx) as of the note date. (xx) - xx Recd SOS search dated xx

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITI payment for
xx
xx - 06/15/21 Recd the following:
- Final CD xx
- Final CD xx.
- Final CD xx
- Final CD xx
- Final CDxx
- Final CD xx

3000000099	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copies of the mortgage statments to verify the PITIA payment(s) on the following non-subject properties:;
1) 1) xx- Per the 1003 total mortgage payments for first and 2nd xx)
2) xx)   - xx Copies of mortgage statements provided verify payments (Escrows included).

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review. SSR returned score of xx, desk review required (IB to order). - xx Desk review supporting value of $xx received.

3000000119	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mortgages; Verified credit history - Oldest tradeline XX/XX;
3000000120	xxxx	Securitized	1	1	1	1
3000000109	xxxx	Securitized	1	1	1	1
3000000115	xxxx	Securitized	1	1	1	1							APPR 0030 Lender Review Variance is not within tolerance. - Desk review required (XXXX to order). CURS returned at XXXX. - XX/XX/XX Desk review supporting value of $XXXX received.
3000000112	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing desk review. No CURS returned. - XX/XX/XX Desk review supporting value of $XXXX received.
3000000103	xxxx	Securitized	1	1	1	1							HUD 0027 Missing evidence of the Seller HUD1 - xx Seller CD received. APPR 0046 Missing Third Party Appraisal Review - SSR report grade xx Review required. - xx Desk review supporting value of $xx.
3000000113	xxxx	Securitized	1	1	1	1
3000000110	xxxx	Securitized	1	1	1	1				Verified credit history - XXXX life of credit history. XXXX months reporting. Limited outstanding consumer debt.; Verified employment history - Bor with over 8 years job stability.;
3000000111	xxxx	Securitized	1	1	1	1				Verified credit history - XXXX life of credit history, XXXX months reporting.; Verified employment history - 8 years job stability with same employer. Limited outstanding consumer credit.;			CRED 0091 Missing Tax Transcript(s) - REMOVE NA - REMOVE NA
4000000069	xxxx	Securitized	1	1	1	1							HUD 0027 Missing evidence of the Seller HUD1 - xxCopy of Seller CD provided.
4000000070	xxxx	Securitized	1	1	1	1	CRED 0084 Income Calculation Discrepancy - Unable to validate lenders income calculations, no income worksheet provided: Lender calculated (xxxx) for xxxx, Review calculated (xxxx) using the 2018/2019 1065s and K1.

xxxx: Lender calculated $xxxx, review calculated $xxxx based on 2019 1120S.  No average was used due to decline from 2018-2019.
 - Based on an updated review of FNMA Guidelines: The 2020 P&L (Income from during the COVID period) increased over the 2019 income level by approximately 400k.  Had the income continued to decline we would have been required to utilize just the 2019 income. However, since the P&L for both 2020 and YTD 2021 reflect it is increasing, the reduction in income from 2019 follows the normal ebb and flow of business trends and the averaging of the income may be used over a 24 month period.

CRED 0082 Income Documentation is Insufficient - 1) Missing xxxx W2 for xxxx.

2) Missing YTD and xxxx P&L for xxxx.   - Received P&L for Clearwater.

CRED 0114 Missing Purchase Contract - Missing purchase contract. - Received purchase contract.

QMATR 0014 AUS is invalid - conditions were not met - DTI variance exceeds the max allowed tolerance.  Approved DTI 46.24%, Review DTI 64.760.  Variance is in income calculation.  See CRED 0084. - Based on an updated review of FNMA Guidelines: The 2020 P&L (Income from during the COVID period) increased over the 2019 income level by approximately 400k.  Had the income continued to decline we would have been required to utilize just the 2019 income. However, since the P&L for both 2020 and YTD 2021 reflect it is increasing, the reduction in income from 2019 follows the normal ebb and flow of business trends and the averaging of the income may be used over a 24 month period.

DTI is now within 3% tolerance.

4000000071	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves - Borrower has $xx(xx mths) in verified reserves w/a minimum requirement of $xx per DU.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of Note / Final CD from the refinance of xx to verify new xx ending in xx with a balance of $xx and PITIA of xx. If not escrowed proof of Taxes and insurance will be required and DTI will have to be updated. - xx Copy of Note and final executed CD provided confirming loan amount of $xx and PITIA of $xx.

QMATR 0014 AUS is invalid - conditions were not met - Review DTI of 62.59% exceeds the allowable tolerance from the approved DTI of 43.84%.  Variance is due to the amount of trust income used to qualify.  Lender used $xx per month, Review used $xx.- File contains xx trustee letters.  First letter is dated xx supports lenders income (pg xx) HOWEVER there is a xx letter dated xx which only supports $xx per year/$xx per month (pg xx).  This amount was further supported by the LOE from the trustee on the recent distribution on xx (pg xx) which was deposited to the borrowers xx xxending in xx.   - xx Lender only using the trust income per the xx letter of xx quarterly which equates to $xx monthly. Upon re-review letter does states that income is derived fromxx, not just the xx that generates annual income of $xx/$xx per month.

4000000138	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers Credit Report showed 16 mortgage tradelines with zero late payments. Additionally, the borrower's revolving credit utilization was 3%, with a revolving tradeline of $xxxx credit limit.;
4000000297	xxxx	Securitized	1	1	1	1
4000000298	xxxx	Securitized	1	1	1	1